Other financial assets - Prepaid warranties non-current and other non-current receivables (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of Other financial assets [Line Items]
Standard warranty period	2 years
Other financial assets	€ 83,102	€ 54,417
Settlement term	2 years
Receivables interest rate	0.084
Minimum
Disclosure of Other financial assets [Line Items]
Extended warranty period	1 year
Maximum
Disclosure of Other financial assets [Line Items]
Extended warranty period	3 years
Customer receivables
Disclosure of Other financial assets [Line Items]
Other financial assets	€ 925	1,651
Other receivables
Disclosure of Other financial assets [Line Items]
Other financial assets	925	1,821
Loss allowance	41	143
Prepaid warranties non-current
Disclosure of Other financial assets [Line Items]
Other financial assets	4,705	5,657
Prepaid warranties current
Disclosure of Other financial assets [Line Items]
Non-current prepayments	€ 1,221	€ 311